Basis of Preparation	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Basis of Preparation
(2) Basis of Preparation
(a) Compliance with International Financial Reporting Standards
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (SIC and IFRIC).
(b) Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities separately stated in note 3.
(c) Functional Currency and Presentation Currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.
(d) Changes in Presentation
Consolidated statements of cash flows
For the year ended March 31, 2025, loss (gain) on disposal of property, plant and equipment and intangible assets was included in “Other, net” within cash flows from operating activities. Considering the increase in quantitative materiality of this item, this has been presented as a separate line item from the year ended March 31, 2026. To reflect this change in presentation, the consolidated statements of cash flows for the year ended March 31, 2025 has been reclassified accordingly. As a result of this reclassification, ¥22,065 million previously presented as “Other, net” within cash flows from operating activities for the year ended March 31, 2025 has been presented separately into ¥22,079 million of “Loss (gain) on disposal of property, plant and equipment and intangible assets” and ¥(14) million of “Other, net” within cash flows from operating activities.
The consolidated statements of cash flows for the year ended March 31, 2024 has also been reclassified accordingly. As a result of this reclassification, ¥(48,219) million previously presented as “Other, net” within cash flows from operating activities for the year ended March 31, 2024 has been reclassified into ¥(5,224) million of “Loss (gain) on disposal of property, plant and equipment and intangible assets” and ¥(42,995) million of “Other, net” within cash flows from operating activities.

(e) New Accounting Standards and Interpretations Not Yet Adopted
New or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Honda as of March 31, 2026 are as follows.
Honda is currently evaluating the impact of adoption of this standard on the Company’s consolidated financial statements.

Standards and interpretations		Mandatory adoption (from fiscal years beginning on or after)	Reporting periods in which the Company is scheduled to adopt the standards	Overview of new or amended standards and interpretations
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027	Fiscal year ending March 31, 2028	New standard which supersedes current standard of presentation and disclosure in financial statements
(f) Use of Estimates and Judgments
The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Scope of subsidiaries, affiliates and joint ventures (notes 3(a) and 3(b))

•	Recognition of intangible assets arising from development (note 3(h))

•	Accounting for contracts including lease (note 3(i))
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	End of term residual values of operating lease vehicles (note 3(f))

•	Valuation of financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income (notes 6, 7 and 8)

•	Fair value of financial instruments (note 26)

•	Net realizable value of inventories (note 9)

•	Recoverable amount of non-financial assets (notes 11, 12 and 13)

•	Measurement of provisions (note 17)

•	Measurement of net defined benefit liabilities (assets) (note 18)

•	Recoverability of deferred tax assets (note 23)

•	Likelihood and magnitude of outflows of resources embodying economic benefits required to settle contingent liabilities (note 28)